Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Associates) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2020 MXN ($)
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets	$ 31,824,887		$ 527,894,778		$ 538,540,746
Non-current assets	104,298,226		1,717,663,266		1,764,934,590
Total assets	136,123,113		2,245,558,044		2,303,475,336
Current liabilities	66,405,724		929,737,258		1,123,717,661
Total liabilities	233,805,352		4,014,380,269		3,956,454,146
Total equity	(97,682,239)		(1,768,822,225)	$ (2,170,000,783)	(1,652,978,810)	$ (2,404,727,030)
Total liabilities and equity	136,123,113		2,245,558,044		2,303,475,336
Sales and other income	101,639,145	$ 1,719,937,618	2,383,388,309	1,495,628,620
Net result	$ 481,719	8,151,664	99,998,470	(294,775,877)
Sierrita Gas Pipeline LLC
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets			144,229		109,299
Non-current assets			2,992,861		2,465,298
Total assets			3,137,090		2,574,597
Current liabilities			132,444		61,410
Total liabilities			132,444		61,410
Total equity			3,004,646		2,513,188
Total liabilities and equity			3,137,090		$ 2,574,598
Sales and other income		832,108	949,075	957,549
Costs and expenses		303,460	410,993	385,376
Net result		$ 528,648	$ 538,082	$ 572,173